RESTRICTED CASH	12 Months Ended
Dec. 31, 2016
RESTRICTED CASH [Abstract]
RESTRICTED CASH
6.	RESTRICTED CASH

Restricted cash consists of the following:

	As of December 31,
	2015	2016

Bank deposits pledged as security for issuing letters of credit and bank bills	$23	$-
Bank deposits in an escrow account (Note 18(e))	-	4,753

Restricted cash	$23	$4,753